SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value
Marketable securities	$ 0	$ 30,000
Fair Value, Inputs, Level 1
Fair Value
Marketable securities	$ 0	$ 30,000